Segment Data Recast for Discontinued Operations	12 Months Ended
Feb. 20, 2013
Segment Data Recast for Discontinued Operations

LOGO	Quanta Services, Inc. and Subsidiaries 2012 and 2011 Segment Data Recast for Discontinued Operations (In thousands) (Unaudited)

	Three Months Ended March 31, 2012	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Revenues:
Electric Power	$932,213	$1,006,073	$1,938,286	$1,088,586	$3,026,872
Natural Gas and Pipeline	356,967	337,595	694,562	394,215	1,088,777
Fiber Optic Licensing and Other	39,584	42,494	82,078	49,200	131,278

Consolidated revenues	$1,328,764	$1,386,162	$2,714,926	$1,532,001	$4,246,927

Operating income (loss):
Electric Power	$114,214	$110,735	$224,949	$137,445	$362,394
Natural Gas and Pipeline	(10,535)	15,055	4,520	23,429	27,949
Fiber Optic Licensing and Other	14,540	15,423	29,963	15,114	45,077
Corporate and Non-Allocated Costs	(39,428)	(42,868)	(82,296)	(48,855)	(131,151)

Consolidated operating income	$78,791	$98,345	$177,136	$127,133	$304,269

	Three Months Ended March 31, 2011	Three Months Ended June 30, 2011	Six Months Ended June 30, 2011	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011	Three Months Ended December 31, 2011	Twelve Months Ended December 31, 2011
Revenues:
Electric Power	$563,970	$662,173	$1,226,143	$821,719	$2,047,862	$974,797	$3,022,659
Natural Gas and Pipeline	176,352	205,538	381,890	253,025	634,915	376,333	1,011,248
Fiber Optic Licensing and Other	42,983	37,070	80,053	37,930	117,983	41,874	159,857

Consolidated revenues	$783,305	$904,781	$1,688,086	$1,112,674	$2,800,760	$1,393,004	$4,193,764

Operating income (loss):
Electric Power	$32,340	$71,144	$103,484	$103,087	$206,571	$131,155	$337,726
Natural Gas and Pipeline	(36,653)	(1,859)	(38,512)	(3,886)	(42,398)	(35,909)	(78,307)
Fiber Optic Licensing and Other	10,916	14,278	25,194	12,662	37,856	15,620	53,476
Corporate and Non-Allocated Costs	(26,342)	(31,292)	(57,634)	(31,159)	(88,793)	(29,260)	(118,053)

Consolidated operating income (loss)	$(19,739)	$52,271	$32,532	$80,704	$113,236	$81,606	$194,842